Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 620,125	$ 431,954
Top client
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	65,818	104,682
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	164,301	90,265
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	98,539	55,341
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	117,271	70,364
Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 174,196	$ 111,302